American Century Investments®
Quarterly Portfolio Holdings
Value Fund
December 31, 2024

Value - Schedule of Investments
DECEMBER 31, 2024 (UNAUDITED)

	Shares	Value ($)
COMMON STOCKS — 97.6%
Aerospace and Defense — 1.8%
L3Harris Technologies, Inc.	60,856	12,796,800
RTX Corp.	221,986	25,688,220
		38,485,020
Air Freight and Logistics — 1.5%
United Parcel Service, Inc., Class B	245,676	30,979,744
Automobile Components — 1.5%
Aptiv PLC(1)	248,554	15,032,546
BorgWarner, Inc.	509,610	16,200,502
		31,233,048
Automobiles — 0.7%
General Motors Co.	275,392	14,670,132
Banks — 9.3%
Bank of America Corp.	898,990	39,510,611
JPMorgan Chase & Co.	255,254	61,186,936
PNC Financial Services Group, Inc.	77,120	14,872,592
Truist Financial Corp.	517,732	22,459,214
U.S. Bancorp	965,864	46,197,275
Wells Fargo & Co.	185,986	13,063,657
		197,290,285
Beverages — 2.4%
Heineken Holding NV	136,668	8,193,939
Heineken NV(2)	220,939	15,746,129
Pernod Ricard SA	234,236	26,465,595
		50,405,663
Capital Markets — 5.8%
Bank of New York Mellon Corp.	454,409	34,912,244
Blackrock, Inc.	14,303	14,662,148
Charles Schwab Corp.	377,284	27,922,789
Northern Trust Corp.	152,084	15,588,610
State Street Corp.	143,982	14,131,833
T. Rowe Price Group, Inc.	139,921	15,823,666
		123,041,290
Chemicals — 0.5%
Akzo Nobel NV	167,288	10,041,121
Communications Equipment — 3.4%
Cisco Systems, Inc.	867,065	51,330,248
F5, Inc.(1)	82,389	20,718,362
		72,048,610
Consumer Staples Distribution & Retail — 2.0%
Dollar Tree, Inc.(1)	280,652	21,032,061
Koninklijke Ahold Delhaize NV	643,901	21,042,329
		42,074,390
Containers and Packaging — 0.7%
Packaging Corp. of America	62,647	14,103,719
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	1,121,633	25,539,584
Verizon Communications, Inc.	924,563	36,973,274
		62,512,858

Electric Utilities — 4.6%
Duke Energy Corp.	197,870	21,318,514
Edison International	270,148	21,568,616
Evergy, Inc.	281,983	17,356,054
Eversource Energy	260,038	14,933,982
Xcel Energy, Inc.	316,652	21,380,343
		96,557,509
Electrical Equipment — 0.7%
Emerson Electric Co.	126,101	15,627,697
Energy Equipment and Services — 1.1%
Baker Hughes Co.	565,238	23,186,063
Entertainment — 1.2%
Walt Disney Co.	232,912	25,934,751
Financial Services — 4.1%
Berkshire Hathaway, Inc., Class A(1)	126	85,795,920
Berkshire Hathaway, Inc., Class B(1)	4,846	2,196,595
		87,992,515
Food Products — 2.9%
Conagra Brands, Inc.	1,000,591	27,766,400
Kraft Heinz Co.	547,734	16,820,911
Mondelez International, Inc., Class A	282,902	16,897,737
		61,485,048
Gas Utilities — 0.9%
Atmos Energy Corp.	65,019	9,055,196
ONE Gas, Inc.	156,233	10,819,135
		19,874,331
Ground Transportation — 1.0%
Heartland Express, Inc.	293,272	3,290,512
Norfolk Southern Corp.	74,147	17,402,301
		20,692,813
Health Care Equipment and Supplies — 6.1%
Becton Dickinson & Co.	37,442	8,494,467
Dentsply Sirona, Inc.	747,751	14,192,314
GE HealthCare Technologies, Inc.	150,503	11,766,324
Medtronic PLC	701,117	56,005,226
Zimmer Biomet Holdings, Inc.	375,002	39,611,461
		130,069,792
Health Care Providers and Services — 4.3%
Centene Corp.(1)	260,812	15,799,991
CVS Health Corp.	476,899	21,407,996
Henry Schein, Inc.(1)	255,266	17,664,407
Labcorp Holdings, Inc.	88,295	20,247,810
Universal Health Services, Inc., Class B	89,886	16,127,346
		91,247,550
Health Care REITs — 1.3%
Healthpeak Properties, Inc.	732,378	14,845,302
Ventas, Inc.	204,035	12,015,621
		26,860,923
Household Durables — 0.7%
Mohawk Industries, Inc.(1)	116,815	13,916,171
Household Products — 1.8%
Kimberly-Clark Corp.	174,750	22,899,240
Reckitt Benckiser Group PLC	249,196	15,084,022
		37,983,262

Industrial Conglomerates — 0.6%
Siemens AG	68,361	13,330,027
Insurance — 2.0%
Allstate Corp.	109,813	21,170,848
Willis Towers Watson PLC	67,460	21,131,171
		42,302,019
Life Sciences Tools and Services — 0.5%
ICON PLC(1)	53,786	11,279,462
Machinery — 1.8%
Dover Corp.	67,357	12,636,173
IMI PLC	651,193	14,789,801
Oshkosh Corp.	108,857	10,349,035
		37,775,009
Media — 0.5%
Interpublic Group of Cos., Inc.	377,029	10,564,352
Multi-Utilities — 1.0%
WEC Energy Group, Inc.	228,300	21,469,332
Oil, Gas and Consumable Fuels — 7.8%
Chevron Corp.	258,472	37,437,085
Enterprise Products Partners LP	368,115	11,544,086
Exxon Mobil Corp.	508,986	54,751,624
Occidental Petroleum Corp.	386,366	19,090,344
Shell PLC	699,972	21,818,823
TotalEnergies SE	367,011	20,447,959
		165,089,921
Paper and Forest Products — 0.4%
Mondi PLC	593,848	8,840,993
Passenger Airlines — 0.9%
Southwest Airlines Co.	566,957	19,061,094
Personal Care Products — 3.1%
Estee Lauder Cos., Inc., Class A	246,781	18,503,639
Kenvue, Inc.	882,138	18,833,646
Unilever PLC	513,032	29,224,427
		66,561,712
Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	333,477	18,861,459
Johnson & Johnson	461,487	66,740,250
Merck & Co., Inc.	153,919	15,311,862
Pfizer, Inc.	1,435,954	38,095,860
Roche Holding AG	70,858	19,812,365
Sanofi SA	176,570	17,164,504
		175,986,300
Residential REITs — 0.6%
Equity Residential	183,627	13,177,073
Retail REITs — 2.0%
Agree Realty Corp.	233,919	16,479,594
Realty Income Corp.	217,589	11,621,428
Regency Centers Corp.	207,554	15,344,467
		43,445,489
Semiconductors and Semiconductor Equipment — 2.9%
Intel Corp.	830,667	16,654,873
ON Semiconductor Corp.(1)	208,122	13,122,092
QUALCOMM, Inc.	135,288	20,782,943

STMicroelectronics NV(2)	445,059	11,147,318
		61,707,226
Technology Hardware, Storage and Peripherals — 0.5%
HP, Inc.	337,713	11,019,575
Trading Companies and Distributors — 1.5%
Beacon Roofing Supply, Inc.(1)	129,776	13,182,646
MSC Industrial Direct Co., Inc., Class A	239,340	17,876,305
		31,058,951
TOTAL COMMON STOCKS (Cost $1,563,406,666)		2,070,982,840
SHORT-TERM INVESTMENTS — 2.7%
Money Market Funds — 0.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class	151,995	151,995
State Street Navigator Securities Lending Government Money Market Portfolio(3)	7,996,859	7,996,859
		8,148,854
Repurchase Agreements — 2.3%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 3.375%, 9/15/27, valued at $7,259,427), in a joint trading account at 4.40%, dated 12/31/24, due 1/2/25 (Delivery value $7,116,688)		7,114,949
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 1.25%, 4/15/28, valued at $42,656,580), at 4.45%, dated 12/31/24, due 1/2/25 (Delivery value $41,830,339)		41,820,000
		48,934,949
TOTAL SHORT-TERM INVESTMENTS (Cost $57,083,803)		57,083,803
TOTAL INVESTMENT SECURITIES — 100.3% (Cost $1,620,490,469)		2,128,066,643
OTHER ASSETS AND LIABILITIES — (0.3)%		(5,525,255)
TOTAL NET ASSETS — 100.0%		$2,122,541,388

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CHF	467,663	USD	529,839	Bank of America N.A.	3/28/25	$(9,826)
USD	7,683,043	CHF	6,789,082	Bank of America N.A.	3/28/25	133,988
USD	408,606	CHF	366,690	Bank of America N.A.	3/28/25	869
USD	7,685,608	CHF	6,789,082	UBS AG	3/28/25	136,554
EUR	4,134,230	USD	4,335,650	Bank of America N.A.	3/28/25	(36,987)
USD	33,732,901	EUR	31,990,961	Bank of America N.A.	3/28/25	469,547
USD	33,707,276	EUR	31,990,961	Goldman Sachs & Co.	3/28/25	443,922
USD	33,692,704	EUR	31,990,961	JPMorgan Chase Bank N.A.	3/28/25	429,350
USD	33,710,475	EUR	31,990,961	UBS AG	3/28/25	447,121
GBP	1,199,700	USD	1,511,124	Goldman Sachs & Co.	3/28/25	(10,179)
USD	23,227,872	GBP	18,350,132	Bank of America N.A.	3/28/25	270,010
USD	23,222,367	GBP	18,350,132	Goldman Sachs & Co.	3/28/25	264,505
						$2,538,874

NOTES TO SCHEDULE OF INVESTMENTS
CHF	–	Swiss Franc
EUR	–	Euro
GBP	–	British Pound
USD	–	United States Dollar
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $8,154,179. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $8,547,365, which includes securities collateral of $550,506.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Common Stocks	$1,817,833,488	$253,149,352	—
Short-Term Investments	8,148,854	48,934,949	—
	$1,825,982,342	$302,084,301	—
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$2,595,866	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$56,992	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.